Supplement dated January 9, 2012 to the MTB Group of Funds Prospectus dated August 31, 2011

On May 16, 2011, M&T Bank Corporation (“M&T”), the parent company of MTB Investment Advisors, Inc. (“MTBIA”), the investment advisor to the MTB Group of Funds (the “MTB Trust”) and each of its series (the “MTB Funds”), and MTB One, Inc., a wholly-owned subsidiary of M&T, acquired Wilmington Trust Corporation (“Wilmington Trust”). Wilmington Trust was the parent company of Rodney Square Management Corporation (“RSMC”) and Wilmington Trust Investment Management, LLC (“WTIM”), the investment advisor and sub-advisor of the funds within the WT Mutual Fund (the “WT Trust”).

As described more fully below, in connection with M&T’s acquisition of Wilmington Trust, the following changes are expected to take place with the approval of the Board of Trustees of the MTB Trust (the “Board”): (i) the MTB Funds’ acquisition of the series of the WT Trust (“WT Funds”), subject to approval of the shareholders of the WT Funds (“External Reorganization”); (ii) reorganization of certain MTB Funds (“Internal Reorganization,” and collectively with External Reorganization, the “Reorganizations”); (iii) the renaming of the MTB Funds; (iv) the appointment of RSMC as the investment advisor to the MTB Funds; (v) the share class conversions of the MTB money market funds; (vi) a new Transfer Agency Agreement for the MTB Trust; (vii) the reduction of the contractual maximum investment advisory fee for certain MTB Funds; (viii) the revision of the MTB Funds’ sales load structure; and (ix) certain changes to the MTB International Equity Fund.

1.	The External Reorganization: Reorganization of WT Funds into the MTB Funds

Subject to the approval of shareholders of the WT Funds listed under the heading “Target Funds” at a meeting of shareholders on or about February 21, 2012, the WT Funds listed under the heading “Target Funds” will be merged into the MTB Funds listed under the heading “Surviving Funds.” This External Reorganization is expected to take place on or about March 9, 2012.

Target Funds	Surviving Funds
Wilmington Prime Money Market Fund	MTB Money Market Fund
Wilmington U.S. Government Money Market Fund	MTB U.S. Government Money Market Fund
Wilmington Tax-Exempt Money Market Fund	MTB Tax-Free Money Market Fund
Wilmington Short/Intermediate-Term Bond Fund	MTB Intermediate-Term Bond Fund
Wilmington Broad Market Bond Fund	MTB Income Fund
Wilmington Multi-Manager International Fund	MTB International Equity Fund

2.	The Internal Reorganization: Reorganization of Certain MTB Funds

Subject to the approval of shareholders of the MTB Funds listed under the heading “Target Funds” at a meeting of shareholders on or about February 21, 2012, the MTB Funds listed under the heading “Target Funds” will be merged into the MTB Funds listed under the heading “Surviving Funds.” This Internal Reorganization is expected to take place on or about March 9, 2012.

Target Funds	Surviving Funds
MTB Prime Money Market Fund	MTB Money Market Fund
MTB New York Tax-Free Money Market Fund	MTB Tax-Free Money Market Fund
MTB Pennsylvania Tax-Free Money Market Fund	MTB Tax-Free Money Market Fund
MTB U.S. Government Bond Fund	MTB Short Duration Government Bond Fund

3.	All MTB Funds – Renaming of the MTB Funds

On or about the date of the Reorganizations, the MTB Trust name will change from MTB Group of Funds to Wilmington Funds and all of the MTB Funds will be renamed as follows:

Current Fund Name/Series	New Fund Name/Series
MTB Money Market Fund	Wilmington Prime Money Market Fund
MTB Tax-Free Money Market Fund	Wilmington Tax-Exempt Money Market Fund
MTB U.S. Government Money Market Fund	Wilmington U.S. Government Money Market Fund
MTB U.S. Treasury Money Market Fund	Wilmington U.S. Treasury Money Market Fund
MTB Income Fund	Wilmington Broad Market Bond Fund
MTB Intermediate-Term Bond Fund	Wilmington Intermediate-Term Bond Fund
MTB Maryland Municipal Bond Fund	Wilmington Maryland Municipal Bond Fund
MTB New York Municipal Bond Fund	Wilmington New York Municipal Bond Fund
MTB Pennsylvania Municipal Bond Fund	Wilmington Pennsylvania Municipal Bond Fund
MTB Short Duration Government Bond Fund	Wilmington Short Duration Government Bond Fund
MTB Short-Term Corporate Bond Fund	Wilmington Short-Term Corporate Bond Fund
MTB Virginia Municipal Bond Fund	Wilmington Virginia Municipal Bond Fund
MTB Strategic Allocation Fund	Wilmington Strategic Allocation Moderate Fund
MTB International Equity Fund	Wilmington Multi-Manager International Fund
MTB Large Cap Growth Fund	Wilmington Large Cap Growth Fund
MTB Large Cap Value Fund	Wilmington Large Cap Value Fund
MTB Mid Cap Growth Fund	Wilmington Mid Cap Growth Fund
MTB Small Cap Growth Fund	Wilmington Small Cap Growth Fund

While the MTB Funds’ names will change, the MTB Funds’ investment goals and strategies will remain the same, except as otherwise disclosed to shareholders. The MTB Trust’s website address will change to www.wilmingtonfunds.com.

Accordingly, as of the Reorganizations, all references in the Prospectus to the MTB Group of Funds are hereby deleted and replaced with references to Wilmington Funds and all references to the current Fund names are hereby deleted and replaced with the new Fund names listed above.

4.	All MTB Funds – Approval of RSMC as Investment Advisor to the MTB Funds

On or about the date of the Reorganizations and subject to the approval of shareholders of each MTB Fund, RSMC will serve as investment advisor to all of the MTB Funds and MTBIA will serve as a sub-advisor for all of the MTB Funds. The Board has approved the scheduling of a shareholder meeting for that purpose on or about March 2, 2012, and shareholders of the MTB Funds as of the record date of January 6, 2012, will receive proxy solicitation materials providing them with information about the proposed changes. The amounts of the investment advisory fees that are paid by the MTB Funds are not expected to change.

5.	All MTB Funds – Renaming of MTBIA and RSMC

Effective on or about January 10, 2012, MTBIA will be renamed “Wilmington Trust Investment Advisors, Inc.” and on or about the Reorganizations, RSMC will be renamed “Wilmington Funds Management Corporation.”

Accordingly, effective on or about January 10, 2012, all references to MTBIA are hereby deleted and replaced with references to Wilmington Trust Investment Advisors, Inc. and on or about the Reorganizations, all references to RSMC are hereby deleted and replaced with Wilmington Funds Management Corporation.

6.	Share Class Conversions for MTB Money Market Funds

Effective on or about January 20, 2012, share classes of the MTB Money Market Fund, MTB New York Tax-Free Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB Tax-Free Money Market Fund, MTB U.S. Government Money Market Fund and MTB U.S. Treasury Money Market Fund (the “Money Market Funds”), will be converted into new share classes, as identified below:

MTB Money Market Fund
Converted Share Classes	New Share Classes
Class A2 Shares and Class S Shares	Service Class Shares
Class I Shares and Class A Shares	Select Class Shares
Class I2 Shares	Administrative Class Shares

MTB New York Tax-Free Money Market Fund
Converted Share Classes	New Share Classes
Class A Shares	Service Class Shares
Class I Shares	Select Class Shares

MTB Pennsylvania Tax-Free Money Market Fund
Converted Share Classes	New Share Classes
Class A Shares	Service Class Shares
Class I Shares	Select Class Shares
Class I2 Shares	Administrative Class Shares

MTB Tax-Free Money Market Fund
Converted Share Classes	New Share Classes
Class A Shares	Service Class Shares
Class I Shares	Select Class Shares
Class I2 Shares	Administrative Class Shares

MTB U.S. Government Money Market Fund
Converted Share Classes	New Share Classes
Class A Shares	Service Class Shares
Class I Shares	Select Class Shares
Class I2 Shares	Administrative Class Shares

MTB U.S. Treasury Money Market Fund
Converted Share Classes	New Share Classes
Class S Shares	Service Class Shares
Class I Shares and Class A Shares	Select Class Shares
Class I2 Shares	Administrative Class Shares

The minimum initial investment amount for Service Class Shares will be $0, for Select Class Shares, $100,000, and for Administrative Class Shares, $1,000. The minimum subsequent investment amount for all classes will be $25. No sales charges, deferred sales charges, redemption fees or exchange fees are charged in connection with the new classes.

Shareholders of the Money Market Funds will not incur any transaction costs in connection with the conversions, and it is expected that the conversions will be tax-free for federal income tax purposes, so that shareholders will not have a taxable gain or loss on the conversion of their shares.

Class I2 Shares of each of the Money Market Funds will be converted into Administrative Class Shares, as shown above. Administrative Class Shares will include a new 25 basis point shareholder services fee, which will be used to compensate financial intermediaries (which may include MTBIA, the Funds’ distributor, or their affiliates), for services that may be properly charged to the Administrative Class Shares outside of any Rule 12b-1 distribution plan. Due to the existence of voluntary waivers and expense reimbursements, MTBIA anticipates that those Money Market Funds will be charged the shareholder services fee no sooner than the date of the Reorganizations.

Accordingly, effective on or about January 20, 2012, the Annual Fund Operating Expenses and Example Tables for each of the Money Market Funds identified above will be replaced as follows:

(a)	MTB Money Market Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.35%	0.35%	0.35%

Total Annual Fund Operating Expenses	1.00%	0.75%	1.00%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Service Class, Select Class and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class Expenses assuming redemption	$102	$318	$552	$1,224
Select Class Expenses assuming redemption	$77	$240	$417	$930
Administrative Class Expenses assuming redemption	$102	$318	$552	$1,224

(b)	MTB Pennsylvania Tax-Free Money Market Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.76%	0.76%	0.76%

Total Annual Fund Operating Expenses	1.41%	1.16%	1.41%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Service Class, Select Class and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$144	$447	$772	$1,691
Select Class	$118	$368	$637	$1,408
Administrative Class	$144	$447	$772	$1,691

(c)	MTB Tax-Free Money Market Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.43%	0.43%	0.43%

Total Annual Fund Operating Expenses	1.08%	0.83%	1.08%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Service Class, Select Class and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$110	$343	$595	$1,317
Select Class	$85	$265	$461	$1,025
Administrative Class	$110	$343	$595	$1,317

(d)	MTB U.S. Government Money Market Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.33%	0.33%	0.33%

Total Annual Fund Operating Expenses	0.98%	0.73%	0.98%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Service Class, Select Class and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$100	$312	$542	$1,203
Select Class	$75	$234	$407	$908
Administrative Class	$100	$312	$542	$1,203

(e)	MTB U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.34%	0.34%	0.34%

Total Annual Fund Operating Expenses	0.99%	0.74%	0.99%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Service Class, Select Class and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$101	$315	$547	$1,213
Select Class	$76	$237	$412	$919
Administrative Class	$101	$315	$547	$1,213

7.	All MTB Funds – New Transfer Agency Agreement

Effective on or about February 17, 2012, BNY Mellon Investment Servicing (US) Inc. will replace ALPS Fund Services, Inc. as the MTB Funds’ transfer agent.

(a) Effective on or about February 17, 2012, the following amends and replaces the address contained in the “How to Purchase, Redeem and Exchange Shares – Payment Methods, By Check” section on page 94 of the Prospectus:

Current shareholders can purchase additional Shares by sending a check to the MTB Trust accompanied by purchase instructions. Make your check payable to (Name of the Fund and Class of Shares) and mail it to Shareholder Services.

Regular Mail	Express Mail
PO Box 9828 Providence, RI 02940	4400 Computer Drive Westborough, MA 01581

(b) Effective on or about February 17, 2012, the following amends and replaces information in the wire instructions of the “How to Purchase, Redeem and Exchange Shares – Payment Methods, By Federal Reserve System Wire” section on page 94 of the Prospectus:

Send your wire to:

BNY Mellon Investment Servicing (US) Inc.

New York, NY

Dollar Amount of Wire

ABA Number 011001234

Account Number 0000733-8506

Attn: (MTB Fund Name)

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Further Credit To: (MTB Account name and number)

(c) Effective on or about February 17, 2012, the following amends and replaces the address in “How to Purchase, Redeem and Exchange Shares – Redeeming Shares, By Mail” section, on page 95 of the Prospectus and the first paragraph of the “How to Purchase, Redeem and Exchange Shares – Exchanging Shares, By Mail” section on page 97 of the Prospectus:

Send your written request to MTB Fund.

Regular Mail	Express Mail
PO Box 9828 Providence, RI 02940	4400 Computer Drive Westborough, MA 01581

8.	New Contractual Maximum Advisory Fees for Certain MTB Funds

As of the date of the Reorganizations, the contractual maximum investment advisory fee for the following MTB Funds will be reduced to 50 basis points:

•	MTB Income Fund,

•	MTB Intermediate-Term Bond Fund;

•	MTB Maryland Municipal Bond Fund;

•	MTB New York Municipal Bond Fund;

•	MTB Pennsylvania Municipal Bond Fund;

•	MTB Short Duration Government Bond Fund;

•	MTB Short-Term Corporate Bond Fund;

•	MTB Virginia Municipal Bond Fund;

•	MTB Strategic Allocation Fund; and

•	MTB International Equity Fund.

9.	All MTB Funds – Revised Sales Load Structure

In conjunction with the Reorganizations, the MTB Funds’ sales load structure is being changed to enhance the competitiveness of the combined Fund family. Effective on or about the Reorganizations, the following amends and replaces information contained in “How Are Shares Priced - Sales Charge When You Purchase Class A Shares” section on page 91 of the Prospectus:

Sales Charge When You Purchase Class A Shares

The Class A Shares of all the Funds except for the Money Market Funds bear front-end sales charges. The term “offering price” includes the “front-end sales load.” When the Funds receive your purchase request in proper form (as described in this prospectus), it is processed at the next calculated NAV plus any applicable front-end sales charge as is shown in the tables below.

Class A Shares of each Equity Fund and the Strategic Allocation Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Dealer Concession	Sales Charge as a Percentage of NAV
Less than $50,000	5.50%	5.00%	5.82%
$50,000 but less than $100,000	4.50%	4.00%	4.71%
$100,000 but less than $250,000	3.50%	3.00%	3.63%
$250,000 but less than $500,000	2.50%	2.25%	2.56%
$500,000 but less than $1 million	2.00%	1.75%	2.04%
$1 million or greater*	0.00%	0.00%	0.00%

Class A Shares of each Bond Fund (except for Short Duration Government Bond Fund and Short-Term Corporate Bond Fund) are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Dealer Concession	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.00%	4.71%
$100,000 but less than $250,000	3.50%	3.00%	3.63%
$250,000 but less than $500,000	2.50%	2.25%	2.56%
$500,000 but less than $1 million	2.00%	1.75%	2.04%
$1 million or greater*	0.00%	0.00%	0.00%

10.	MTB International Equity Fund – New Management Style and Sub-Advisors

The Wilmington Multi-Manager International Fund (the “Multi-Manager Fund”), a series of the WT Trust, is proposed to be merged into the MTB International Equity Fund (the “International Fund”), a series of the MTB Trust. Pursuant to the approval of the Board, and on the recommendation of fund management, upon the closing of the External Reorganization, the International Fund will adopt the management style of the Multi-Manager Fund, whereby RSMC and MTBIA will allocate and reallocate the Fund’s assets among sub-advisors. At a meeting of the Board that was held on December 8, 2011, the Board including all of the Independent Trustees approved each of Acadian Asset Management LLC, Artio Global Management LLC, Dimensional Fund Advisors LP, Goldman Sachs Asset Management, L.P., Parametric Portfolio Associates LLC, Principal Global Investors LLC and MTBIA to serve as sub-advisors to the International Fund, in addition to the current sub-advisors of the Fund.

11.	MTB International Equity Fund – Dividends and Distributions

The following amends and replaces information pertaining to the first paragraph in the “Dividends, Distributions and Taxes – Dividends and Distributions” section for the MTB International Equity Fund on page 100 of the Prospectus, to be effective on or about the External Reorganization:

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare/pay all of its net investment income, if any, to shareholders as described in the table below.

FUND	Dividends Declared/ Dividends Paid
Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund	Annually/Annually
International Equity Fund, Strategic Allocation Fund, Large Cap Value Fund	Quarterly/Quarterly

Please keep this Supplement for future reference.

Supplement dated January 9, 2012 to the MTB Group of Funds Statement of Additional Information

(“SAI”) dated August 31, 2011

Effective on or about February 17, 2012, BNY Mellon Investment Servicing (US) Inc. will replace ALPS Fund Services, Inc. as the MTB Funds’ transfer agent.

(a) Effective on or about February 17, 2012, the following amends and replaces information in the last sentence of the “Co-Administrators, Transfer Agent and Dividend Disbursing Agent” section on page 79 of the SAI:

BNY Mellon Investment Servicing (US) Inc., a registered transfer agent, serves as transfer and dividend disbursing agent to the MTB Trust, and receives a separate fee from the Funds for these transfer agency services.

(b) Effective on or about February 17, 2012, the following amends and replaces information in the “Co-Administrator, Accountant and Custodian” section on page 93 of the SAI:

Co-Administrator, Accountant, Custodian, Transfer Agent and Dividend Disbursing Agent

BNY Mellon Investment Servicing (US) Inc.

101 Barclay Street

New York, NY 10286

(c) Effective on or about February 17, 2012, the following amends and replaces information in the “Appendix – Transfer Agent” section on page 94 of the SAI:

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Please keep this Supplement for future reference.